UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

RG Aurum+ Fund

Institutional Class (GLDPX)

SEMI-ANNUAL REPORT

JANUARY 31, 2022

(UNAUDITED)

This material must be preceded or accompanied by a prospectus.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2022 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
WNS Holdings, Ltd. ADR (India)	4.62%
Workiva, Inc. Class A	4.19%
SAIA, Inc.	4.09%
Medpace Holdings, Inc.	3.84%
Skyline Champion Corp.	3.29%
Pegasystems, Inc.	3.12%
e.l.f. Beauty, Inc.	3.05%
Evo Payments, Inc. Class A	2.90%
Mesa Laboratories, Inc.	2.78%
Repligen Corp.	2.43%
34.31%

Portfolio Allocation	(% of Net Assets)
Common Stocks	94.66%
Short-Term Investment	5.30%
Other Assets Less Liabilities	0.04%
100.00%

*Excludes Short-Term Investments.

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RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2022 (UNAUDITED)

  FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
Avid Bioservices, Inc.	4.58%
PDF Solutions, Inc.	4.39%
i3 Verticals, Inc. Class A	4.17%
NAPCO Security Technologies, Inc.	3.89%
BioLife Solutions, Inc.	3.79%
American Software, Inc. Class A	3.73%
e.l.f. Beauty, Inc.	3.35%
America's Car-Mart, Inc.	3.19%
Boot Barn Holdings, Inc.	3.01%
Allied Motion Technologies, Inc.	3.01%
37.11%

Portfolio Allocation	(% of Net Assets)
Common Stocks	95.20%
Short-Term Investment	4.95%
Liabilities Less Other Assets	(0.15)%
100.00%

*Excludes Short-Term Investment.

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RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2022 (UNAUDITED)

  FUND PROFILE:

Top Long-Term Portfolio Holdings *	(% of Net Assets)
N/A

Portfolio Allocation	(% of Net Assets)
Short-Term Investment	77.48%
Other Assets Less Liabilities	22.52%
100.00%

* Excludes Short-Term Investment & Futures.

Semi-Annual Report | 3

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCKS - 94.66%

Apparel Retailers - 1.96%
7,931	Boot Barn Holdings, Inc. *	$ 729,414

Banks - 6.00%
27,615	Cadence Bank	860,760
31,475	Home Bancshares, Inc.	741,551
32,649	Banc of California, Inc.	630,779
		2,233,090
Biotechnology - 5.84%
8,050	Medpace Holdings, Inc. *	1,428,553
39,374	Avid Bioservices, Inc. *	742,987
		2,171,540
Building Materials: Other - 3.64%
3,798	TopBuild Corp. *	883,605
14,290	The AZEK Co., Inc. Class A *	471,999
		1,355,604
Computer Services - 10.24%
13,194	Workiva, Inc. Class A *	1,560,586
6,800	Qualys, Inc. *	871,352
6,245	Endava PLC Class A ADR (United Kingdom) *	759,517
7,750	Mimecast, Ltd. (United Kingdom) *	617,752
		3,809,207
Cosmetics - 3.05%
38,406	e.l.f. Beauty, Inc. *	1,135,281

Defense - 2.30%
8,767	Mercury Systems, Inc. *	499,018
21,397	Kratos Defense & Security Solutions, Inc. *	358,614
		857,632
Electronic Equipment: Gauges and Meters - 2.78%
3,641	Mesa Laboratories, Inc.	1,035,245

Food Retailers and Wholesalers - 2.11%
30,980	Grocery Outlet Holding Corp. *	786,272

Footwear - 1.07%
9,671	Steven Madden, Ltd.	397,865

Health Care Services - 3.00%
4,357	Omnicell, Inc. *	654,160
3,717	LHC Group, Inc. *	461,280
		1,115,440

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

Home Construction - 4.52%
18,176	Skyline Champion Corp. *	$ 1,223,972
19,278	Green Brick Partners, Inc. *	456,503
		1,680,475
Home Improvement Retailers - 1.61%
3,326	SiteOne Landscape Supply, Inc. *	599,079

Machinery: Industrial - 0.88%
2,684	Chart Industries, Inc. *	327,099

Media Agencies - 1.40%
7,769	Cardlytics, Inc. *	521,300

Medical Equipment - 5.83%
4,566	Repligen Corp. *	905,620
24,640	BioLife Solutions, Inc. *	735,258
12,453	LeMaitre Vascular, Inc.	526,886
		2,167,764
Medical Services - 1.19%
19,732	NeoGenomics, Inc. *	444,759

Medical Supplies - 4.69%
24,511	Neogen Corp. *	893,916
6,180	Conmed Corp.	850,244
		1,744,160
Oil: Crude Producers - 1.49%
25,708	Brigham Minerals, Inc. Class A	556,321

Pharmaceuticals - 1.35%
3,642	Heska Corp. *	501,066

Professional Business Support Services - 4.62%
20,442	WNS Holdings, Ltd. ADR (India) *	1,720,399

Recreational Products - 1.39%
7,873	Yeti Holdings, Inc. *	516,311

Restaurants and Bars - 2.33%
10,158	Texas Roadhouse, Inc.	867,392

Semiconductors - 2.14%
2,584	Silicon Laboratories, Inc. *	426,851
17,775	nLight, Inc. *	367,765
		794,616

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

Software - 8.44%
11,712	Pegasystems, Inc.	$ 1,162,065
19,415	Simulations Plus, Inc.	825,526
16,530	DoubleVerify Holdings, Inc. *	457,220
3,315	AppFolio, Inc. Class A *	382,087
4,937	Cerence, Inc. *	313,450
		3,140,348
Specialty Chemicals - 1.69%
3,013	Quaker Chemical Corp.	630,229

Transaction Processing Services - 5.01%
44,810	Evo Payments, Inc. Class A *	1,080,817
43,712	Repay Holdings Corp. Class A *	782,008
		1,862,825
Trucking - 4.09%
5,349	SAIA, Inc. *	1,520,614

TOTAL FOR COMMON STOCKS (Cost $28,814,767) - 94.66%		$35,221,347

SHORT-TERM INVESTMENT - 5.30%
1,971,163	First American Government Obligation Fund - Class Z 0.02% ** (Cost $1,971,163)	$ 1,971,163

TOTAL INVESTMENTS (Cost $30,785,930) *** - 99.96%		$37,192,510

OTHER ASSETS LESS LIABILITIES - 0.04%		13,552

NET ASSETS - 100.00%		$37,206,062

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $30,785,930, and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $8,838,671

Gross Unrealized Depreciation (Tax)       (2,432,091)

Net Unrealized Appreciation (Tax)         $6,406,580

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.20%

Apparel Retailers - 3.01%
4,691	Boot Barn Holdings, Inc. *	$ 431,431

Banks - 9.19%
3,660	Metropolitan Bank Holding Corp. *	366,000
14,833	Banc of California, Inc.	286,574
12,491	Capstar Financial Holdings, Inc.	267,932
7,710	Five Star Bancorp	239,010
1,810	Triumph Bancorp, Inc. *	158,339
		1,317,855
Biotechnology - 8.12%
34,813	Avid Bioservices, Inc. *	656,921
6,503	ANI Pharmaceuticals, Inc. *	262,851
15,517	Alpha Teknova, Inc. *	244,858
		1,164,630
Building Materials: Other - 2.58%
9,800	Insteel Industries, Inc.	370,734

Containers and Packaging- 1.38%
7,395	Ranpak Holdings Corp. Class A *	198,630

Cosmetics - 3.35%
16,270	e.l.f. Beauty, Inc. *	480,941

Electronic Equipment: Control and Filter - 3.89%
26,828	NAPCO Security Technologies, Inc. *	557,754

Electronic Equipment: Gauges and Meters - 2.75%
1,385	Mesa Laboratories, Inc.	393,797

Electronic Equipment: Other - 3.01%
12,026	Allied Motion Technologies, Inc.	431,132

Home Construction - 2.93%
17,734	Green Brick Partners, Inc. *	419,941

Medical Equipment - 12.68%
18,220	BioLife Solutions, Inc. *	543,685
28,436	InfuSystem Holdings, Inc. *	429,384
10,670	iRadimed Corp. *	424,879
9,947	LeMaitre Vascular, Inc.	420,858
		1,818,806

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

Medical Supplies - 6.89%
4,039	Utah Medical Products, Inc.	$ 379,949
5,204	UFP Technologies, Inc. *	369,276
7,521	Anika Therapeutics, Inc. *	239,168
		988,393
Metal Fabricating - 1.68%
1,701	Omega Flex, Inc.	241,474

Oil: Crude Producers - 2.23%
14,785	Brigham Minerals, Inc. Class A	319,947

Pharmaceuticals - 1.76%
1,832	Heska Corp. *	252,047

Restaurants and Bars - 1.92%
5,970	Kura Sushi USA, Inc. Class A *	275,515

Semiconductors - 1.96%
13,593	nLight, Inc. *	281,239

Software - 17.41%
21,190	PDF Solutions, Inc. *	629,979
23,297	American Software, Inc. Class A	535,598
26,091	Mitek Systems, Inc. *	427,110
14,996	Model N, Inc. *	414,789
8,265	Simulations Plus, Inc.	351,428
17,209	Absolute Software Corp. (Canada)	138,532
		2,497,436
Specialty Retailers - 3.19%
4,824	America's Car-Mart, Inc. *	457,894

Telecommunications Equipment - 1.10%
40,718	Genasys, Inc. *	157,579

Transaction Processing Services - 4.17%
25,830	I3 Verticals, Inc. Class A *	597,706

TOTAL FOR COMMON STOCKS (Cost $10,877,021) - 95.20%		$13,654,881

SHORT-TERM INVESTMENT - 4.95%

710,661	First American Government Obligation Fund - Class Z 0.02% ** (Cost $710,661)	$ 710,661

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $11,587,682) *** - 100.15%	$14,365,542

LIABILITIES LESS OTHER ASSETS - (0.15%)	(22,134)

NET ASSETS - 100.00%	$14,343,408

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,587,682, and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $   3,591,114

Gross Unrealized Depreciation (Tax)         (813,254)

Net Unrealized Appreciation (Tax)       $     2,777,860

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

JANUARY 31, 2022 (UNAUDITED)

Shares		Value

SHORT-TERM INVESTMENT - 77.48%
42,521,542	First American Government Obligation Fund - Class Z 0.02% ** (Cost $42,521,542)	$ 42,521,542

TOTAL INVESTMENTS (Cost $42,521,542) *** - 77.48%		$ 42,521,542

OTHER ASSETS LESS LIABILITIES - 22.52%		12,355,711

NET ASSETS - 100.00%		$ 54,877,253

LONG FUTURES CONTRACTS
Unrealized Description Contracts Expiration Notional Amount Value Depreciation

Gold 100 oz Futures **** 149 April 2022 $27,507,251 $26,766,360 $(740,891)

** The rate shown represents the yield at January 31, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $42,521,542, and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)   $                  -

Gross Unrealized Depreciation (Tax)                      (-)

Net Unrealized Appreciation (Tax)       $                  -

**** Under normal circumstances, the Fund concentrates investments in the precious metals industry because it invests over 25% of its net assets in this industry.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2022 (UNAUDITED)

Assets:	Small Cap Fund	Micro Cap Fund	RG Aurum+ Fund (consolidated)
Investments In Securities, At Value (Cost $30,785,930, $11,587,682, and $42,521,542, respectively)	$37,192,510	$14,365,542	$42,521,542
Deposit with Broker for Futures Contracts	-	-	13,335,589
Cash	1,000	-	-
Receivables:
Dividends and Interest	1,194	507	646
Securities Sold	21,085	8,135	-
Shareholder Subscriptions	72,108	4,293	6,020
Prepaid Expenses	5,007	1,851	7,401
Total Assets	37,292,904	14,380,328	55,871,198
Liabilities:
Payables:
Advisory Fees	23,453	10,721	78,438
Securities Purchased	28,741	-	-
Trustee Fees	30	30	30
Other Expenses	34,618	26,169	50,794
Shareholder Redemptions	-	-	123,792
Unrealized Depreciation on Futures Contracts	-	-	740,891
Total Liabilities	86,842	36,920	993,945
Net Assets	$37,206,062	$14,343,408	$54,877,253

Net Assets Consist Of:
Paid In Capital	$30,537,433	$11,407,929	$57,869,806
Distributable Earnings (Deficits)	6,668,629	2,935,479	(2,992,553)
Net Assets	$37,206,062	$14,343,408	$54,877,253

Institutional Class:

Net Assets	$37,206,062	$14,343,408	$54,877,253
Shares Outstanding (unlimited number of shares authorized with no par value)	1,892,578	1,395,918	2,823,425
Net Asset Value, Redemption Price And Offering Price Per Share	$ 19.66	$ 10.28	$ 19.44

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)

Investment Income:	Small Cap Fund	Micro Cap Fund	RG Aurum+ Fund (consolidated)
Dividends (net of foreign withholding of $0, $1,039, & $0 respectively)	$ 127,983	$ 57,936	$ 86,921
Interest	136	71	4,213
Total Investment Income	128,119	58,007	91,134

Expenses:
Advisory Fees (Note 6)	212,549	99,011	514,934
Administrative Fees	3,260	1,273	4,713
Audit Fees	11,822	11,822	16,107
Transfer Agent & Accounting Fees	20,859	15,988	23,732
Registration Fees	1,005	1,156	4,489
Custody Fees	4,158	2,153	5,440
Insurance Fees	1,920	889	2,684
Trustee Fees	1,280	1,280	1,280
Printing Fees	368	368	908
NASDAQ Fees	352	352	352
Shareholder Servicing Fees	7,439	607	42,666
Operating Servicing Fees	425	425	425
Miscellaneous Fees	2,147	1,544	5,713
Legal Fees	16,802	7,968	23,400
Total Expenses	284,386	144,836	646,843
Advisory Fees Waived (Note 6)	(43,143)	(25,416)	(18,624)
Net Expenses	241,243	119,420	628,219

Net Investment Loss	(113,124)	(61,413)	(537,085)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain On Investments and Foreign Currency Translation	1,477,149	550,102	1,910,143
Realized (Gain) Loss On Long Futures Contracts	-	-	(1,681,697)
Net Change In Unrealized Depreciation On Investments and Foreign Currency Translation	(5,725,648)	(1,988,902)	(55,608)
Net Change In Unrealized Appreciation (Depreciation) On Long Futures Contracts	-	-	(933,953)
Net Realized And Unrealized Loss On Investments	(4,248,499)	(1,438,800)	(761,115)

Net Decrease In Net Assets Resulting From Operations	$(4,361,623)	$(1,500,213)	$(1,298,200)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2022	7/31/2021
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (113,124)	$ (270,885)
Net Realized Gain On Investments	1,477,149	3,874,448
Net Change In Unrealized Appreciation (Depreciation) On Investments and Foreign Currency Translation	(5,725,648)	7,702,185
Net Increase (Decrease) In Net Assets Resulting From Operations	(4,361,623)	11,305,748

Distributions Paid To Shareholders	(3,997,600)	(2,121,872)

Capital Share Transactions (Note 8)	3,877,089	7,129,544

Total Increase (Decrease) In Net Assets	(4,482,134)	16,313,420

Net Assets:
Beginning Of Period/Year	41,688,196	25,374,776

End Of Period/Year	$ 37,206,062	$ 41,688,196

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2022	7/31/2021
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (61,413)	$ (171,462)
Net Realized Gain On Investments	550,102	8,711,118
Net Change In Unrealized Appreciation (Depreciation) On Investments and Foreign Currency Translation	(1,988,902)	1,898,130
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,500,213)	10,437,786

Distributions Paid To Shareholders	(6,845,419)	-

Capital Share Transactions (Note 8)	7,054,496	(12,624,421)

Total Decrease In Net Assets	(1,291,136)	(2,186,635)

Net Assets:
Beginning Of Period/Year	15,634,544	17,821,179

End Of Period/Year	$ 14,343,408	$ 15,634,544

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2022	7/31/2021
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (537,085)	$ (810,031)
Net Realized Gain On Investments	1,910,143	3,678,047
Net Realized Loss On Long Futures Contracts	(1,681,697)	(2,140,559)
Net Change In Unrealized Appreciation (Depreciation) On Investments	(55,608)	54,756
Net Change In Unrealized Appreciation (Depreciation) On Long Futures Contracts	(933,953)	193,062
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,298,200)	975,275

Distributions Paid To Shareholders	(1,983,236)	-

Capital Share Transactions (Note 8)	(605,945)	57,634,631

Total Increase (Decrease) In Net Assets	(3,887,381)	58,609,906

Net Assets:
Beginning Of Period/Year	58,764,634	154,728

End Of Period/Year	$ 54,877,253	$ 58,764,634

The accompanying notes are an integral part of these financial statements.

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RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended	Years Ended				
	1/31/2022	7/31/2021	7/31/2020	7/31/2019	7/31/2018	7/31/2017
Net Asset Value, At Beginning of Period/Year	$ 24.20	$ 18.33	$ 17.87	$ 19.68	$ 17.75	$ 16.72
Income (Loss) From Investment Operations:						
Net Investment Loss *	(0.06)	(0.17)	(0.11)	(0.08)	(0.08)	(0.09)
Net Gain (Loss) On Securities (Realized And Unrealized)	(2.20)	7.47	1.68	0.55	3.44	2.67
Total From Investment Operations	(2.26)	7.30	1.57	0.47	3.36	2.58
Distributions:						
Realized Gains	(2.28)	(1.43)	(1.11)	(2.28)	(1.43)	(1.55)
Total From Distributions	(2.28)	(1.43)	(1.11)	(2.28)	(1.43)	(1.55)
Net Asset Value, At End Of Period/Year	$ 19.66	$ 24.20	$ 18.33	$ 17.87	$ 19.68	$ 17.75
Total Return **	(10.60)% (d)	40.81%	9.26%	5.70%	19.77%	16.01%
Ratios/Supplemental Data:						
Net Assets At End Of Period/Year (Thousands)	$ 37,206	$ 41,688	$ 25,375	$ 25,841	$ 26,917	$ 23,402
Before Waivers						
Ratio Of Expenses To Average Net Assets	1.34% (a) (c)	1.40% (a)	1.42%	1.39%	1.41%	1.41%
After Waivers						
Ratio Of Expenses To Average Net Assets	1.14% (b) (c)	1.11% (b)	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.53)% (c)	(0.80)%	(0.66)%	(0.47)%	(0.43)%	(0.51)%
Portfolio Turnover	12.85% (d)	42.49%	58.92%	67.07%	49.21%	64.06%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expenses before waivers (excluding shareholder servicing fees of 0.04% and 0.01%) was 1.30% and 1.39%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

(b) Expenses after waivers (excluding shareholder servicing fees of 0.04% and 0.01%) was 1.10% and 1.10%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

(c) Annualized

(d) Not annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended 1/31/2022		Years Ended 7/31/2021	7/31/2020	7/31/2019	Period Ended (c) 7/31/2018	
Net Asset Value, At Beginning of Period/Year	$ 19.42		$ 10.97	$ 10.45	$ 9.99	$ 10.00	
Income (Loss) From Investment Operations:							
Net Investment Loss *	(0.07)		(0.15)	(0.09)	(0.10)	(0.01)	
Net Gain On Securities (Realized And Unrealized)	(0.62)		8.60	0.61	0.59	-	***
Total From Investment Operations	(0.69)		8.45	0.52	0.49	(0.01)	
Distributions:							
Realized Gains	(8.45)		-	-	(0.03)	-	
Total From Distributions	(8.45)		-	-	(0.03)	-	
Net Asset Value, At End Of Period/Year	$ 10.28		$ 19.42	$ 10.97	$ 10.45	$ 9.99	
Total Return **	(9.22)%	(b)	77.03%	4.98%	4.99%	(0.10)% (b)	
Ratios/Supplemental Data:							
Net Assets At End Of Period/Year (Thousands)	$ 14,343		$ 15,635	$ 17,821	$ 17,635	$ 14,666	
Before Waivers							
Ratio Of Expenses To Average Net Assets	1.83%	(a) (d)	1.81% (d)	1.74%	1.78%	0.59% (b)	
After Waivers							
Ratio Of Expenses To Average Net Assets	1.51%	(a) (e)	1.50% (e)	1.50%	1.50%	0.22% (b)	
Ratio Of Net Investment Loss To Average Net Assets	(0.78)%	(a)	(1.01)%	(0.89)%	(0.97)%	(0.09)% (b)	
Portfolio Turnover	16.64%	(b)	56.25%	45.96%	54.29%	3.05% (b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

(a) Annualized

(b) Not annualized

(c) Period June 6, 2018 (commencement of investment operations) through July 31, 2018.

(d) Expenses before waivers (excluding shareholder servicing fees of less than 0.01% and 0.01%) was 1.82% and 1.80%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

(e) Expenses after waivers (excluding shareholder servicing fees of less than 0.01% and less than 0.01%) was 1.50% and 1.50%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

INSTITUTIONAL CLASS

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

(Unaudited) Six Months Ended 1/31/2022	Years Ended 7/31/2021		Years Ended 7/31/2020		Period Ended (a) 7/31/2019	
			****		****		****
Net Asset Value, At Beginning of Period/Year	$ 20.60	$ 20.39		$ 24.05		$ 23.88	
Income (Loss) From Investment Operations:							
Net Investment Loss *	(0.19)	(0.34)		(0.21)		-	***
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.26)	0.55 ^		(3.30)		0.17	
Total From Investment Operations	(0.45)	0.21		(3.51)		0.17	
Distributions:							
Net Investment Income	(0.71)	-		(0.08)		-	
Realized Gains	-	-		(0.07)		-	
Total From Distributions	(0.71)	-		(0.15)		-	
Net Asset Value, At End Of Period/Year	$ 19.44	$ 20.60		$ 20.39		$ 24.05	
Total Return **	(2.24)% (c)	1.07%		(14.66)%		0.70% (c)	
Ratios/Supplemental Data:							
Net Assets At End Of Period/Year (Thousands)	$ 54,877	$ 58,765		$ 155		$ 3,632	
Before Waivers							
Ratio Of Expenses To Average Net Assets	2.20% (b) (f)	2.18% (f)		4.76% (d)		2.15% (c)	
After Waivers							
Ratio Of Expenses To Average Net Assets	2.14% (b) (g)	2.05% (g)		3.26% (e)		0.16% (c)	
Ratio Of Net Investment Loss To Average Net Assets	(1.83)% (b)	(1.69)%		(0.94)%		(0.03)% (c)	
Portfolio Turnover	382.12% (c)	460.74% ?		286.01%		0.00% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

**** On September 8, 2020, shares of Aurum+ Fund were adjusted to reflect a 2.39 for 1 reverse share split and accordingly, the Net Asset Value for each period have been restated to reflect such reverse share split.  Please refer to Note 14 for additional information.

^ The amount of net realized and unrealized gain on investment per share for the year ended July 31, 2021 does not accord with the amounts in the Statement of Operations due to a 2.39 for 1 reverse share split that occurred on September 8, 2020.

Δ The RG Aurum+ Fund changed investment strategies in September 2020 from a global market neutral strategy to a precious metal and cryptocurrency strategy, which, thus far, has a higher rate of portfolio turnover than the prior strategy.

(a) Period July 1, 2019 (commencement of investment operations) through July 31, 2019.

(b) Annualized

(c) Not annualized

(d) Expenses before waivers (excluding interest expense of 0.19% and dividend expense of 1.08%) was 3.49%.

(e) Expenses after waivers (excluding interest expense of 0.19% and dividend expense of 1.08%) was 1.99%.

(f) Expenses before waivers (excluding shareholder servicing fees of 0.15% and 0.06%) was 2.05% and 2.12%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

(g) Expenses after waivers (excluding shareholder servicing fees of 0.15% and 0.06%) was 1.99% and 1.99%, for the six months ended January 31, 2022 and the year ended July 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2022 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of three series: Ranger Small Cap Fund, Ranger Micro Cap Fund, and RG Aurum+ Fund (formerly the RG Tactical Market Neutral Fund) (individually “the Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. RG Aurum+ Fund (“Aurum+ Fund”) is a non-diversified portfolio with an investment objective to seek long-term capital appreciation. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to Small Cap Fund and Micro Cap Fund. RG Alts, L.P. (“RG Alts”) serves as investment adviser to the Aurum+ Fund. Ranger Investment, and RG Alts, are each referred to as an “Adviser,” and collectively as the “Advisers.”

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update  2013-08.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities, including securities sold short, and derivative instruments are recorded at their estimated fair value, as described in Note 4.

Short Sales of Investments: Aurum+ Fund may engage in short sales of securities to realize appreciation when a security that the Aurum+ Fund does not own declines in value. A short sale is a transaction in which the Fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the Fund pays at the later date may be more or less than the price at which the Fund sold the security. If the price of the security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss, which is theoretically unlimited. The Fund will realize a gain, which is limited to the price at

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

which the Fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Statement of Operations. While the short position is open, the Fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. While the short position is open, the Fund will post cash or liquid assets at least equal in an amount which corresponds to (i) the internal policies of the broker lending the applicable securities, and additionally (ii) Regulation T of the Board of Governors of the Federal Reserve System, FINRA Rule 4210, Regulation X of the Board of Governors of the Federal Reserve System and other applicable regulatory requirements. Interest related to the loan is included in interest expense for short sales in the Statement of Operations. All collateral is marked to market daily. The Fund may also be required to pledge on the books of the Fund additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Short positions, if any, are reported at value and listed after the fund’s portfolio. At the close of the reporting period, January 31, 2022, the Aurum+ Fund did not hold any securities sold short and held no deposit with broker or collateral for securities sold short.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2022, the Funds did not incur any interest or penalties.

For tax purposes, RG Gold+ SPV, Ltd. is an exempted Cayman Islands investment company. RG Gold+ SPV, Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RG Gold+ SPV, Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of RG Gold+ SPV, Ltd.’s net income and

Semi-Annual Report | 20

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary: The consolidated financial statements of the Aurum+ Fund include the accounts of RG Gold+ SPV, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The Subsidiary commenced operations on September 8, 2020 and is an exempted Cayman Islands company with limited liability. As of January 31, 2022, the Aurum+ Fund’s investment in the Subsidiary was valued at $12,594,698.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Return of Capital Estimates: Distributions received from a Fund’s investments in Real Estate Investments Trusts (“REITs”) and Master Limited Partnerships (“MLPs”), generally are comprised of income and return of capital. The respective Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT, each MLP and other industry sources. These estimates may subsequently be revised based on information received from REITs and MLPs after their tax reporting periods are concluded.

Share Valuation: The net asset value per share of each class of shares for Small Cap Fund, Micro Cap Fund, and Aurum+ Fund are calculated daily by dividing the total value

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund,   Micro Cap Fund, and Aurum+ Fund is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the Statement of Operations.

The Funds do not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain on investments in the Statement of Operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

Micro, Small and Medium Capitalization Risk: Micro, small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro, small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Micro Cap Fund: An investment in the Micro Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Micro Cap Fund include, but are not limited to:

Micro Cap Company Risk; Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Micro Cap Fund portfolio invests in micro capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Micro Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

ETF Tracking Risk: Investment in the Micro Cap Fund should be made with the understanding that the passive ETFs in which the Micro Cap Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Micro Cap Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

A number of other risks are associated with an investment in the Micro Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Small Cap Fund: An investment in the Small Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Small Cap Fund include, but are not limited to:

Small Cap Company Risk: Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio invests in small capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Liquidity Risk: Some small cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Small Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Small Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Aurum+ Fund: An investment in the Aurum+ Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Aurum+ Fund include, but are not limited to:

Concentration in Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold or other precious metals often dramatically affect the profitability of companies in the precious metals industry.

Cryptocurrency Risk. Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not back by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.

ETF Risk. ETFs are subject to investment advisory or management fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Fund’s adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

Futures Risk. The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

correlate perfectly with the underlying reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

A number of other risks are associated with an investment in the Aurum+ Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in Aurum+ Fund’s prospectus.

Note 4. Security Valuations

As described in Note 2, all investments are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report | 25

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, preferred stock, exchange traded funds and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3.

Money market funds are generally priced at the ending NAV provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Derivative instruments (future contracts) - Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized as Level 1 of the fair value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,221,347	$ -	$ -	$35,221,347
Short-Term Investment	1,971,163	-	-	1,971,163
Total	$37,192,510	$ -	$ -	$37,192,510

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,654,881	$ -	$ -	$13,654,881
Short-Term Investment	710,661	-	-	710,661
Total	$14,365,542	$ -	$ -	$14,365,542

The following tables presents information about the Aurum+ Fund’s investments measured at fair value as of January 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$ 42,521,542	$ -	$ -	$ 42,521,542
Total	$ 42,521,542	$ -	$ -	$ 42,521,542

	Other Financial Instruments
Categories	Level 1	Level 2	Level 3	Fair Value

Futures Contracts	$(740,891)	$ -	$ -	$(740,891)
Total	$(740,891)	$ -	$ -	$(740,891)

The Funds did not hold any Level 2 or Level 3 assets as of January 31, 2022. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2022.

Note 5. Derivative Transactions

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statement of Assets and Liabilities for the Aurum+ Fund as of January 31, 2022 was as follows:

Liabilities	Commodity Contracts
Unrealized Depreciation of Futures Contracts	$ (740,891)
Total	$ (740,891)

The effect of derivative instruments on the Consolidated Statement of Operations for the Aurum+ Fund for the six months ended January 31, 2022 and related activity was as follows:

Type of Derivative	Realized Loss	Change in Unrealized Depreciation	Total
Long Futures Contracts	$ (1,681,697)	$ (933,953)	$ (2,615,650)
	$ (1,681,697)	$ (933,953)	$ (2,615,650)

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

The Aurum+ Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended January 31, 2022.

Average Notional Amount	Commodity Contracts
Long Futures Contracts	$ 40,536,460

The Aurum+ Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Aurum+ Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Aurum+ Fund may buy or sell futures to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure.

The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations.

Note 6. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreements (“Management Agreements”) between the applicable Adviser and the Trust, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund. Pursuant to the Management Agreement, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.25% per annum of the average daily net assets of Micro Cap Fund. Pursuant to the Management Agreement, RG Alts is entitled to investment advisory fees, computed daily and payable monthly, of 1.75% per annum of the average daily net assets of Aurum+ Fund. For the six months ended January 31, 2022, the Advisers earned $212,549, $99,011, and $514,934 from the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund, respectively. For the six months ended January 31, 2022, the Advisers waived $43,143, $25,416, and $18,624 in fees from the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund,

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

respectively. At January 31, 2022, the Advisers were owed $23,453, $10,721, and $78,438, from the Small Cap Fund, Micro Cap Fund and Aurum+ Fund, respectively.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) of Small Cap Fund will not exceed 1.10% of average daily net assets until November 30, 2022. Ranger Investment has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2022, to ensure that total annual Micro Cap Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. RG Alts has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2022, to ensure that total annual Aurum+ Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, expenses associated with taking investment positions, derivative or swap related expenses, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets. Each Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2021, Ranger Investment is entitled to recapture $243,790 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund. As of July 31, 2021, Ranger Investment is entitled to recapture $135,494 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund. As of July 31, 2021, RG Alts is entitled to recapture $158,745 in expenses pursuant to the Expense Limitation Agreement from the Aurum+ Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund	Aurum+ Fund
July 31, 2019	July 31, 2022	$ 70,628	$ 44,666	$ 31,287
July 31, 2020	July 31, 2023	$ 77,216	$ 39,526	$ 64,033
July 31, 2021	July 31, 2024	$ 95,946	$ 51,302	$ 63,425

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Note 7. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Funds are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). Prior to November 10, 2019, Foreside Fund Services, LLC served as the principal underwriter and national distributor for the shares of the Trust. Prior to November 10, 2017, Rafferty Capital Markets, LLC served as the principal underwriter and national distributor for the shares of the Trust. The Trust and the Advisers are not affiliated with the Distributor, Foreside Fund Services, LLC or Rafferty Capital Markets, LLC.

Shareholder Servicing Fees:  In March 2021, The Trust, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses.

Note 8. Capital Share Transactions

At January 31, 2022, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund). The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	121,662	$2,823,328	539,650	$11,440,087
Shares Reinvested	117,385	2,661,114	59,476	1,273,375
Shares Redeemed	(69,110)	(1,607,353)	(260,782)	(5,583,918)
Net Increase (Decrease)	169,937	$3,877,089	338,344	$ 7,129,544

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	49,795	$ 824,176	83,041	$ 1,270,936
Shares Reinvested	579,138	6,845,419	-	-
Shares Redeemed	(38,178)	(615,099)	(902,097)	(13,895,357)
Net Decrease	590,755	$ 7,054,496	(819,056)	$(12,624,421)

Aurum+ Fund – Institutional Class	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	225,989	$ 4,624,305	3,184,269	$ 64,469,082
Shares Reinvested	98,903	1,951,344	-	-
Shares Redeemed	(354,325)	(7,181,594)	(349,528)	(6,834,451)
Net Increase (Decrease)	(29,433)	$ (605,945)	2,834,741	$ 57,634,631

The Small Cap Fund, Micro Cap Fund, and Aurum+ Fund have not issued Investor Class shares.

Note 9. Investments

Small Cap Fund

For the six months ended January 31, 2022, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,214,817 and $6,374,614, respectively.

Micro Cap Fund

For the six months ended January 31, 2022, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $2,498,682 and $2,522,695, respectively.

Aurum+ Fund

For the six months ended January 31, 2022, the cost of purchases and the proceeds from sales, other than U.S. Government securities, short-term securities and futures, aggregated $15,053,897 and $26,911,871, respectively.

Note 10. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2022, a long-term capital gain distribution of $1.431803 per share and a short-term capital gain distribution of $0.845345 were paid on December 28, 2021, for shareholders on record as of December 27, 2021, for a total distribution of $3,997,600.

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

The tax character of distributions paid during the six months ended January 31, 2022, was as follows:

       Ordinary Income

$ 1,484,028

       Capital Gain

$ 2,513,572

During the year ended July 31, 2021, a long-term capital gain distribution of $1.425561 per share was paid on December 28, 2020, for shareholders on record as of December 27, 2020, for a total distribution of $2,121,872.

The tax character of distributions paid during the year ended July 31, 2021, was as follows:

Capital Gain

$ 2,121,872

As of July 31, 2021, for tax purposes the Small Cap Fund’s undistributed net investment loss was $30,453 and its accumulated net realized gain on investments is $3,121,284. The Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. In addition, the Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share. Accordingly, during the year ended July 31, 2021, amounts have been reclassified to reflect an increase in distributable earning of $261,412, and a corresponding decrease in accumulated net realized gain on investment of $261,412, which primarily resulted from net operating losses.

Micro Cap Fund

During the six months ended January 31, 2022, a long-term capital gain distribution of $2.483728 per share and a short-term capital gain distribution of $5.966440 were paid on December 28, 2021, for shareholders on record as of December 27, 2021, for a total distribution of $6,845,419.

The tax character of distributions paid during the six months ended January 31, 2022, was as follows:

       Ordinary Income

$ 4,833,369

       Capital Gain

$ 2,012,050

No distributions were paid during the year ended July 31, 2021.

As of July 31, 2021, for tax purposes the Micro Cap Fund’s undistributed net investment loss was $32,526 and its accumulated net realized gain on investment is $6,678,457. The Micro Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

determined in accordance with income tax rules. In addition, the Micro Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Accordingly, during the year ended July 31, 2020, amounts have been reclassified to reflect an increase in distributable earning of $156,689, and a corresponding decrease in accumulated net realized gain on investment of $156,689.

Aurum+ Fund

During the six months ended January 31, 2022, an ordinary income distribution of $0.708865 per share was paid on December 28, 2021, for shareholders on record as of December 27, 2021, for a total distribution of $1,983,236.

The tax character of distributions paid during the six months ended January 31, 2022, was as follows:

       Ordinary Income

$ 1,983,236

No distributions were paid during the year ended July 31, 2021.

As of July 31, 2021, for tax purposes the Aurum+ Fund’s undistributed net investment gain was $1,747,115, and its net accumulated net realized loss was $658,916. Additionally, the Aurum+ Fund has elected to defer 2020 post October capital losses of $1,047,986. The Aurum+ Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. In addition, the Aurum+ Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Accordingly, during the year ended July 31, 2021, amounts have been reclassified to reflect an increase in distributable earning of $2,588,057, and a corresponding decrease in accumulated net realized gain on investment of $2,588,057, which primarily resulted from reclassification of The Subsidiary’s net realized gain on investment.

Note 11. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2022, R. E. Smith Sub S Trust held approximately 30.15% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2022, T. Rowe Price Retirement Plan Services held in omnibus accounts for the benefits of others, approximately 29.67% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2022, Dortmund Ltd. held approximately 53.79% of the voting securities

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. As of January 31, 2022, Charles Schwab & Co., Inc. held in omnibus accounts for the benefits of others, approximately 62.05% of the voting securities of the Aurum+ Fund and may be deemed to control the Aurum+ Fund. As of January 31, 2022, National Financial Services, LLC. held in omnibus accounts for the benefits of others, approximately 30.25% of the voting securities of the Aurum+ Fund and may be deemed to control the Aurum+ Fund. However, the above ownership does not constitute control with respect to the SEC's auditor independence rules as they are not beneficial owners with significant influence over the Funds.

Note 12. Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Note 13. Underlying Investment In Other Investment Companies

The Small Cap Fund, Micro Cap Fund, and Aurum+ Fund invested a portion of their assets in First American Government Obligations Fund – Class Z. The performance of the Funds will be directly affected by the performance of this asset. The financial statements of First American Government Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of January 31, 2022, the percentage of the Small Cap Fund, Micro Cap Fund, and

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RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Aurum+ Fund’s net assets invested in First American Government Obligations Fund – Class Z was 5.30%, 4.95%, and 77.48%, respectively.

Note 14. Change of Service Provider (Unaudited)

At its October 22, 2021 special meeting, the Audit Committee (the “Committee”) of the Board of Trustees of Ranger Funds Investment Trust (the “Trust”), selected Cohen & Company, Ltd.  (“Cohen”), to replace KPMG, LLP (“KPMG”), as independent registered public accounting firm for the Ranger Small Cap Fund, Ranger Micro Cap Fund and Ranger RG Aurum+ Fund (collectively the “Funds” comprising the Trust), for the Funds’ fiscal year ending July 31, 2022. On October 28, 2021 KPMG was dismissed.  KPMG’s reports on the financial statements of the Funds for the fiscal years ended July 31, 2021 and July 31, 2020 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. In addition, during the fiscal years ended July 31, 2021 and July 31, 2020 and during the subsequent interim period through October 28, 2021 (the “Interim Period”): (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to KPMG’s satisfaction, would have caused KPMG to make reference to the subject matter of the disagreements in their reports on the Funds’ financial statements and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

During the fiscal years ended July 31, 2021 and July 31, 2020 and the Interim Period, neither the Funds nor anyone on behalf of the Funds had consulted Cohen on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

The Trust has requested that KPMG furnish the Trust with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the foregoing statements and, if not, stating the respects in which it does not agree. A copy of that letter is filed as an exhibit to this Form N-CSR.

Note 15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has noted no such events required disclosure.

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RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION

JANUARY 31, 2022 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs, which typically consist of management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2021 through January 31, 2022 for Ranger Small Cap Fund, Ranger Micro Cap Fund, and RG Aurum+ Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Ranger Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2021	January 31, 2022	August 1, 2021 to January 31, 2022

Actual	$1,000.00	$894.00	$5.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.46	$5.80

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

a. Annualized expense ratio excluding shareholder servicing fees of 0.04% was 1.10%.

Ranger Micro Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2021	January 31, 2022	August 1, 2021 to January 31, 2022

Actual	$1,000.00	$907.78	$7.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.59	$7.68

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

a. Annualized expense ratio excluding shareholder servicing fees of 0.01% was 1.50%.

RG Aurum+ Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2021	January 31, 2022	August 1, 2021 to January 31, 2022

Actual	$1,000.00	$977.59	$10.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.42	$10.87

* Expenses are equal to the Fund's annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

a. Annualized expense ratio excluding shareholder servicing fees of 0.15% was 1.99%.

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RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS

JANUARY 31, 2022 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	3	None
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	CEO, Ranger Capital Group Holdings, L.P. (since August 2021) President, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Wesley McDowell Year of Birth: 1985	Chief Compliance Officer (since September 2021) and Secretary (since September 2021)

General Counsel, Ranger Capital Group Holdings, L.P. (8/2021-present); CCO, Ranger Capital Group Holdings, L.P. (1/2021-present); Associate Attorney, Ranger Capital Group Holdings, L.P. (4/2017-8/2021); Counsel, Caprock Services (a business development company) (3/2013 – 4/2017)

			N/A	N/A
Peter S. Carlsen Year of Birth: 1960	Treasurer/Chief Financial Officer (since September 2021)	COO/CFO, Ranger Capital Group Holdings, L.P. (9/2021-present); Board Risk Oversight, First United Bank (7/2018-present); President & CEO, AIC Ventures LP (10/2999-3/2018)	N/A	N/A

* The address for each Trustee is c/o Ranger, 1845 Woodall Rodgers Fwy., Suite 1050, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

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RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2022 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdco, Inc. (since July 2018) and CEO, Improving Holdings LLC (2007- July 2018), a technology consulting company	3	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC, a registered investment adviser (2009-present); CEO, Christmas Morning Interests, Inc., a consulting company (1997-present); President, Southwest Region, The Signatry, a non-profit Christian foundation (2018-2020)	3	None
Larrie A. Weil Year of Birth: 1944	Independent Trustee, (since November 2020)	Principal, Weil Capital Advisors (since 2011)	3	None

* The address for each Trustee is c/o Ranger, 1845 Woodall Rodgers Fwy., Suite 1050, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

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RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION

JANUARY 31, 2022 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-PORT’s are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Renewal of Advisory Agreements

The Board considered the renewal of an advisory agreement with Ranger Investment, Small Cap Fund's and Micro Cap Fund’s investment adviser and considered the renewal of an advisory agreement with RG Alts, Aurum+ Fund’s investment adviser, at a meeting held September 27, 2021. The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund; (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Small Cap Fund and Micro Cap Fund – Agreement with Ranger Investment Management, LP

The Trustees reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment regarding its advisory agreement with the Trust on behalf of Small Cap Fund and Micro Cap Fund.

Nature, Extent and Quality of Services. The Board considered its ongoing experience working with Ranger Investment’s personnel, noting that the portfolio management, compliance and operations teams were each responsive to the Board and its requests for information. The Board considered the collective experience and capabilities of the key

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personnel servicing the Funds noting that Ranger Investment continued to maintain quality personnel and research processes. The Board expressed satisfaction with Ranger Investment’s collaborative investment management approach. The Board discussed Ranger Investment’s continued bottom-up, fundamental research-driven security selection process. The Board considered Ranger Investment’s compliance program and monitoring methods, noting that investment limits and restrictions were monitored on a daily basis. The Board discussed Ranger Investment’s process for the selection of brokers based on best execution and the soft dollar policy. The Board noted that Ranger Investment had not been involved in any regulatory exams or litigation since the last approval of its advisory agreement with the Funds. The Trustees expressed satisfaction with the services that Ranger Investment had provided to the Funds, and that Ranger Investment had the ability to continue to provide quality services to the Funds and its shareholders.

Performance.

Small Cap. The Trustees noted that Small Cap had underperformed its Morningstar category (Small Growth) and its peer group for the 1-year, 3-year and 5-year periods. The Trustees noted that the Small Cap had outperformed both the Russell 2000 Growth Index and the Russell 2000 Index for the 3-year, 5-year and since inception periods ended July 31, 2021, but had underperformed both indices over the 1-year period ended July 31, 2021. The Trustees considered the adviser’s explanation for Small Cap’s underperformance, including a highly speculative market characterized by low priced securities with little or no earnings and shifting governmental leadership. The Trustees considered the adviser’s assertion that it continued to remain focused on its bottom-up research process with the goal of understanding each company’s business outlook and that Ranger Investment expected Small Cap to perform well once market volatility settles.  The Trustees determined that Small Cap’s performance was acceptable.

Micro Cap. The Trustees noted that Micro Cap outperformed the Morningstar category (Small Growth), benchmark (Russell Microcap Growth Index), and peer group for the 1-year period and inception-to-date through July 31, 2021. The Trustees further noted that over the 3-year period through July 31, 2021, Micro Cap had outperformed the Morningstar category and its benchmark, but underperformed its peer group average. The Trustees considered the adviser’s explanation about the factors impacting Micro Cap’s performance, noting that despite the significant volatility and changes in leadership, as 2021 has evolved, a shift to favoring quality fundamental factors in the market ultimately worked favorably for Micro Cap’s holdings, particularly in biotechnology and pharmaceutical companies. The Trustees considered that the Fund had shown strong performance and determined that Micro Cap’s performance was acceptable.

Fees and Expenses

Small Cap. The Trustee’s noted that Ranger Investment’s advisory fee for Small Cap was 1.00% before waiver and 0.71% after waiver, further noting that the adviser contractually agreed to limit the Fund’s total operating expenses to 1.10%. The Trustee compared the advisory fee to that of Small Cap’s peer group and Morningstar category and noted that although the advisory fee (before waivers) was higher than the peer group average of

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0.85% and the Morningstar category average of 0.98%, it was well within the range of both. The Trustees considered that the Fund’s net expense ratio, after waiver, was lower than the average expense ratios of the peer group and the Morningstar category of 1.14% and 1.22%, respectively. The Board noted that Small Cap’s fees were higher than the fees the adviser charged to its separately managed accounts with similar strategies, noting that on average, these accounts were significantly larger than Small Cap and required fewer services. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Micro Cap. The Trustees noted that Ranger Investment’s advisory fee for Micro Cap was 1.25% before waiver and 0.95% after waiver, further noting that the adviser contractually agreed to limit the Fund’s total operating expenses to 1.50%.  The Trustees compared the advisory fee to that of a peer group and Morningstar category and noted that the advisory fee (before waivers) was higher than the peer group average of 1.05% and the Morningstar category median of 0.98%. The Trustees further considered that the Fund’s net expense ratio was lower than the average expense ratio of the peer group (1.52%), but higher than the Morningstar category (1.22%).  The Trustees considered the adviser’s explanation for the Micro Cap’s higher than average advisory fees and expenses being partially attributable to Morningstar not offering a separate microcap category and that microcap funds tend to have higher advisory fees and expense ratios.  After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Ranger Investment and noted that the adviser realized a reasonable profit in connection with its advisory agreement and relationship with Small Cap but agreed that such profits were modest in light of the time and effort necessary to manage a mutual fund. The Trustees further noted that the adviser also realized a reasonable net profit in connection with its advisory agreement and relationship with Micro Cap. The Trustees further considered that the adviser had waived advisory fees over the past twelve months for each of Small Cap and Micro Cap. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees discussed economies of scale for Small Cap and Micro Cap, noting that neither Fund had yet achieved significant growth or the resulting economies of scale.  The Trustees noted that the adviser did not have any immediate plans to reconsider the fee structure of Small Cap or Micro Cap, and the Trustees agreed that this was reasonable based on current circumstances.

Conclusion. Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Trust and shareholders of Small Cap and Micro Cap.

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RG Aurum+ Fund – Agreement with RG Alts, LP

The Trustees reviewed the advisory agreement and 15(c) questionnaire materials supplied by RG Alts regarding its advisory agreement with the Trust on behalf of the Aurum+ Fund.

Nature, Extent and Quality of Services. The Trustees considered their experience in working with RG Alts noting that the adviser’s management team was very responsive to the Board and its requests. They noted the adviser’s willingness to reevaluate RG Aurum’s strategy and recommend changes when appropriate The Trustees considered RG Aurum’s strategy, noting a systematic and rules-based execution of the adviser’s proprietary model to determine when to buy or sell.  The Board considered the collective experience and capabilities of the key personnel servicing RG Aurum noting that RG Alts continued to retain and attract quality personnel. The Board considered RG Alts’ compliance program and monitoring methods, noted that RG Alts reported no material compliance violations, regulatory examinations or pending or active litigation. The Trustees expressed satisfaction with the services that RG Aurum had provided to RG Aurum, and that RG Aurum had the ability to continue to provide quality services to RG Aurum and its shareholders.

Performance. The Trustees noted that RG Aurum had outperformed its benchmark (SPDR Gold Shares Trust) and peer group for the 1-year period,  and noted that RG Aurum had significantly underperformed its benchmark and peer group since inception of July 1, 2019. The Trustees noted the adviser’s explanation that the RG Aurum’s strong relative performance was attributable to RG Aurum’s strategy change on September 8, 2020.  The Trustees noted that RG Aurum had outperformed its benchmark by nearly 10% since the strategy change.  The Trustees concluded that RG Aurum had shown strong recent relative performance since the strategy change and determined that RG Aurum’s performance was acceptable.

Fees and Expenses. The Trustee’s noted that RG Alts’ advisory fee for RG Aurum was 1.75% before waiver and 1.61% after waiver, further noting that the adviser contractually agreed to limit the Fund’s total operating expenses to 1.99%. The Trustees compared the advisory fee to that of the RG Aurum’s peer group and noted the advisory fee was significantly higher than the peer group average of 0.81%. The Trustees further considered that RG Aurum’s net expense ratio was higher than the average expense ratio of the peer group of 1.59%. The Trustees considered the adviser’s explanation that RG Aurum’s fees and expenses were the higher than fees charged by the peers, primarily because such peers were large and had reached economies of scale and that, unlike its peers, RG Aurum also invests in cryptocurrencies, which is an added expense relative to its peers.  After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser and noted that RG Alts realized a reasonable profit in connection with the advisory agreement with RG Aurum, further noting that the adviser had waived a portion of its advisory fee. The Trustees concluded that excessive profitability was not a concern at this time.

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Economies of Scale. The Trustees discussed economies of scale, noting that RG Aurum is marketed and distributed wholesale to retail investment advisors and other registered representatives. The Trustees noted that the adviser was unsure when economies of scale would be reached but was willing to revisit the topic in the future. The Trustees agreed that material economies of scale had not yet been realized.

Conclusion. Having requested and received such information from RG Alts as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Trust and shareholders of the RG Aurum.

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Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 N. Water St., Suite 830, Milwaukee, WI 53202	Legal Counsel	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 425 Walnut St., 6th Floor Cincinnati, OH 45202	Transfer Agent	Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	Arbor Court Capital, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2022, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 31, 2022

By /s/ Pete Carlsen

     Pete Carlsen

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 31, 2022